1933 Act File No. 33-26516
                                                      1940 Act File No. 811-5752

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X
                                                                       ------

      Pre-Effective Amendment No.         ............................


      Post-Effective Amendment No.  28  ..............................    X
                                   -----                               ------


                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ------


      Amendment No.   27  .............................................    X
                    ------                                              ------


                          INDEPENDENCE ONE MUTUAL FUNDS

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                            Federated Investors Tower
                               1000 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

        immediately upon filing pursuant to paragraph (b) _ on _____________ pursuant to paragraph (b) _X 60 days after filing pursuant to paragraph (a)(i) __ on _____________ pursuant to paragraph (a)(i) _ 75 days after filing pursuant to paragraph (a)(ii)
        on               pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037

PART C.         OTHER INFORMATION.

Item 24.           Exhibits:

  (a)     Conformed copy of Declaration of Trust of the Registrant; (1)
       (i)    Conformed copy of Amendment No. 1 to the Declaration of Trust; (2)
      (ii)    Conformed copy of Amendment No. 2 to the Declaration of Trust; (2)
     (iii)    Conformed copy of Amendment No. 3 to the Declaration of Trust; (4)
      (iv)    Conformed copy of Amendment No. 4 to the Declaration of Trust; (6)
       (v)    Conformed copy of Amendment No. 5 to the Declaration of Trust; (6)
     (vi)    Conformed copy of Amendment No. 6 to the Declaration of Trust; (10)
    (vii)    Conformed copy of Amendment No. 8 to the Declaration of Trust; (10)
    (viii)       Conformed copy of Certification dated December 6, 1994; (10)
     (ix)    Conformed copy of Amendment No. 9 to the Declaration of Trust; (12)
     (x)    Conformed copy of Amendment No. 10 to the Declaration of Trust; (20)
  (b)     Copy of By-Laws of the Registrant; (1)
--------------------
+ All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on January 13, 1989. (File Nos. 33-26516 and 811-5752)

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on May 5, 1989. (File Nos. 33-26516 and 811-5752)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on June 27, 1990. (File Nos. 33-26516 and 811-5752)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed June 24, 1992. (File Nos. 33-26516 and 811-5752)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995. (File Nos. 33-26516 and 811-5752)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1995. (File Nos. 33-26516 and 811-5752)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on June 26, 1998. (File Nos. 33-26516 and 811-5752)

          (c)  (i)  Copy  of  Specimen  Certificate  for  Shares  of  Beneficial
               Interest of  Independence  One U.S.  ....  Government  Securities
               Fund; (7)

          (ii) Copy of Specimen Certificate for Shares of Beneficial Interest of Independence One Equity Plus Fund, Independence One Fixed Income Fund, and Independence One Michigan Municipal Bond Fund; (14)

          (iii)Copy of Specimen Certificate for Shares of Beneficial Interest of Independence One U.S. Treasury Money Market Fund; (2)

          (iv) Copy of Specimen Certificates for Shares of Beneficial Interest of Independence One Michigan Municipal Cash Fund and Independence One Prime Money Market Fund-Class A Shares and Class B Shares;
               (16)

          (v)  Copy of Specimen  Certificates for Shares of Beneficial  Interest
               of  Independence   One  Small  Cap  Fund  and   Independence  One
               International Equity Fund; (19)

          (d) Conformed copy of Investment Advisory Contract of the Registrant as amended; (8) (i) Conformed copy of Investment Sub-Advisory Contract for Independence One U.S. Government Securities Fund;
               (8)

          (ii) Conformed copy of Exhibit G to the Present Investment Advisory Contract of the Registrant to add Independence One Fixed Income
               Fund to the Present Investment  .........Advisory Contract of the
               Registrant; (14)

          (iii)Conformed copy of Exhibit H to the Present Investment Advisory Contract of the Registrant to add Independence One Michigan Municipal Bond Fund to the Present Investment Advisory Contract of the Registrant; (14) --------------------

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on May 5, 1989. (File Nos. 33-26516 and 811-5752)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992. (File Nos. 33-26516 and 811-5752)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 24, 1993. (File Nos. 33-26516 and 811-5752)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on August 29, 1995. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on April 2, 1998. (File Nos. 33-26516 and 811-5752)

            (iv)    Conformed copy of Exhibit I to the
                    Present Investment Advisory
                    Contract of the Registrant to add
                    Independence One Equity Plus Fund
                    to the Present Investment Advisory
                    Contract of the Registrant; (14)
             (v)    Conformed copy of Exhibit H to the Present Investment
                     Advisory Contract of the Registrant to add Independence One International Equity Fund; (19)
            (vi)    Conformed copy of Exhibit I to the Present Investment
                     Advisory Contract of  the Registrant to add Independence
                    One Small Cap Fund; (19)
           (vii) Conformed copy of Investment Sub-Advisory Agreement for Independence One Equity Plus Fund; (14)
       (viii) Conformed Copy of Investment Sub-Advisory Agreement for Independence One Small Cap Fund; (21)
            (ix) Conformed Copy of Sub-Advisory Agreement for Independence One International Equity Fund; (21)
   (e)     Conformed Copy of Distributor's Contract of
           Registrant through and including Exhibit C;
           (16)
             (i) Conformed Copy of Exhibit D to the
            Distributor's Contract; (10) (ii) Conformed
            Copy of Exhibit E to the Distributor's
            Contract; (10)
           (iii) Conformed copy of Exhibit F to the
            Distributor's Contract; (13) (iv) Conformed
            copy of Exhibit G to the Distributor's
            Contract; (13)
             (v) Conformed copy of Exhibit H to the
            Distributor's Contract; (13) (vi) Conformed
            copy of Exhibit I to the Distributor's
            Contract; (13)
           (vii) Conformed copy of Exhibit J to the
    Distributor's Contract; (13) (viii) Conformed copy
    of Exhibit K to the Distributor's Contract; (13)
--------------------
+ All exhibits have been filed electronically.

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995. (File Nos. 33-26516 and 811-5752)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on July 25, 1995. (File Nos. 33-26516 and 811-5752)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on August 29, 1995. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on April 2, 1998. (File Nos. 33-26516 and 811-5752)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed on June 24, 1999. (File Nos. 33-26516 and 811-5752)

             (f)     Not applicable;
             (g)              (i) Conformed Copy of Custodian
                              Agreement of the Registrant through
                              and including Exhibit A; (16)
          (a)    Conformed Copy of Amendment No. 2 to Exhibit A of the Custodian
                              Agreement; (19)
                      (ii) Conformed Copy of the Agency Agreement
                     of the Registrant; (3) (iii) Conformed Copy
                     of the Administrative Services Agreement of
                     the Registrant;
                              (16)

(iv) Conformed Copy of Amendment No. 1 to Exhibit A of Agency Agreement of the Registrant; (7)

(h)  (i)  Conformed   Copy  of  Agreement  for  Fund   Accounting,   Shareholder
     Recordkeeping, and Custody Services Procurement; (10)

(a) Amendment to Exhibit 1 of the Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement; (19)

                      (ii) Conformed copy of Shareholder Services
                     Plan; (13) (iii) Conformed Copy of Exhibit 1 to the Shareholder Services Plan of the
                              Registrant; (12)

(iv)Conformed copy of Shareholder Services Agreement (Amended and Restated 9/19/95); (15)

(v) Conformed Copy of Exhibit 1 to the Shareholder Services Agreement of the Registrant; (12)

--------------------
+ All exhibits have been filed electronically.

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on December 12, 1989. (File Nos. 33-26516 and 811-5752)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992. (File Nos. 33-26516 and 811-5752)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995. (File Nos. 33-26516 and 811-5752)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1995. (File Nos. 33-26516 and 811-5752)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on July 25, 1995. (File Nos. 33-26516 and 811-5752)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on December 5, 1995. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on April 2, 1998. (File Nos. 33-26516 and 811-5752)

             (i)      Conformed Copy of Opinion and Consent of
                      Counsel as to legality of shares being
                      registered; (16)
             (j)      Conformed Copy of Independent Auditors Consent; (22)
             (k)      Not applicable;
             (l)      Conformed Copy of Initial Capital Understanding; (16)
             (m)        (i)    Conformed Copy of Distribution Plan
                                through and including Exhibit A;
                               (16)
                       (ii)    Copy of Sales Agreement with
Federated Securities Corp. and Administrative Agreement - Appendix B; (2)
                                    (iii) Conformed copy of Exhibit B of
Distribution Plan; (8)
                                     (iv) Copy of Schedule A of Sales Agreement
                                      with Federated Securities Corp.; (7) (v)
                                      Copy of Fee Schedule for Rule 12b-1
                                      Agreement with Federated Securities
                                             Corp.; (7)

     (n) Copy of Financial Data Schedules; (not included per footnote 60 of Release No. 33-7684)

                     (o)      Conformed copy of 18f-3 Plan; (17)
                     (p)        (i)    Conformed copy of Power of Attorney; (16)

(ii) Conformed copy of Power of Attorney (adding Nathan Forbes as Trustee). (20)


--------------------
+ All exhibits have been filed electronically.

     2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on May 5, 1989. (File Nos. 33-26516 and 811-5752)

     3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on December 12, 1989. (File Nos. 33-26516 and 811-5752)

     7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992. (File Nos. 33-26516 and 811-5752)

     8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 24, 1993. (File Nos. 33-26516 and 811-5752)

     16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

     17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on August 26, 1996. (File Nos. 33-26516 and 811-5752)

     20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on June 26, 1998. (File Nos. 33-26516 and 811-5752)

     22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed on August 26, 1999. (File Nos. 33-26516 and 811-5752)

Item 24.          Persons Controlled by or Under Common Control with Registrant:

                  None


Item 25.          Indemnification: (4)

Item 26.          Business and Other Connections of Investment Adviser:

                  Michigan National Bank, a national banking association (the "Adviser"), is a wholly owned subsidiary of Michigan National Corporation ("MNC"). Through its subsidiaries and affiliates, MNC, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services and trust services. Michigan National Bank has managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964. For more information on the business of the Adviser, see the Prospectus under the heading "Who Manages the Funds?"
--------------------

     4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on June 27, 1990. (File Nos. 33-26516 and 811-5752)

The officers and directors of the Adviser and any other business, profession, vocation or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years is set forth below. Unless otherwise noted, the position listed under Other Business, Profession, Vocation or Employment is with Michigan National Bank. The business address of each such director and officer is 27777 Inkster Road, Farmington Hills, Michigan, 48333-9065.



                                                                                Other Substantial Business
                                        Position with                             Profession, Vocation or
Name                                     the Adviser                             Employment

Glenn L. Barnes                           Director                     Executive General Manager,
                                                                       Business and Personal Financial Services, National
                                                                       Australia Bank Limited.

John S. Carton                            Director                     Director, Michigan National Corporation; Chairman,
                                                                       President, and CEO,
                                                                       Pine View, Inc.

Sidney E. Forbes                          Director                     Director, Michigan National Corporation; Partner,
                                                                       Forbes/Cohen Properties.


William F. Pickard                        Director                     Director, Michigan National Corporation, Chairman
                                                                       and Chief Executive Officer, Regal Plastics Company.

Douglas E. Ebert                          Director,                    Chief Executive Officer,
                                          and Chief                    Michigan National Corporation
                                          Executive Officer

Stephen A. VanAndel                       Director                     Director, Michigan National Corporation; Chairman,
                                                                       Amway Corporation.

Frank J. Cicutto                          Director                     Managing Director & Chief
Executive Officer, National                                                     Australia Bank Limited

James B. Meyer                            Director                     Director, Michigan National
                                                                       Corporation, President and
                                                                       Chief Operating Officer,
                                                                       Spartan Stores, Inc.

James A. Williams                         Chairman                     Chairman, Michigan National Corporation; Chairman
                                                                       and President Williams, Williams, Ruby & Plunkett
                                                                       P.C.





                                                                       Other Substantial Business
                                        Position with                  Profession, Vocation or
Name                                     the Adviser                   Employment
Richard C. Webb                           Head CBFS                    Head, Custom Business
Financial Services ("CBFS"),                                           Michigan National Corporation.


Susan Barbour                             Head of Preminum             Head of Premium Financial
                                          Financial Services           Services, Michigan National
                                                                       Corporation
Joel Blom                                 Head-Direct Retailing
                                          & Channel Mgt.

Robert Hutchinson                         Head of Retail               Head of Retail Financial Services
                                          Financial Services           Michigan National Corporation

Robert Stapleton                          Head-Investment
                                          Services

Leslie V. Starr                           Head-Information
                                          Technology

Charles Van Swearingen                    Chief Financial              Chief Financial Officer,
                                          Officer                      Michigan National Corporation.

                                          Kevin J. Van Solkema         Head/Risk Head of Risk Management,
                                          Management                   Michigan National Bank.

Errol Talbott                             Chief Operations             Director, Michigan
                                          Officer                      National Corporation.

Joseph L. Fritzsche                       Head-Corporate Human         Head-Corporate Human Resources,
                                          Resources                    Michigan National Corporation.

James C. Rose                           Acting General Counsel         Acting General Counsel &
                                        & Secretary                    Secretary

Independence One Capital Management Corporation ("IOCM"), a nationally recognized investment advisory subsidiary of MNC, provides investment advisory services for trust and other managed assets. IOCM and the Trust Division of Michigan National Bank ("Trust Division") have managed custodial assets totaling $9 billion. IOCM and the Trust Division have investment discretion over $1.7 billion.

For further information about IOCM, its officers and directors, response is incorporated by reference to IOCM's Form ADV, File No. 801-29728, dated September 14, 1994, as amended.

Michigan National Bank has delegated daily management of some of the Equity Plus Fund and Small Cap Fund's assets to a Sub-Adviser, Sosnoff Sheridan Weiser Corporation (doing business as Sosnoff Sheridan Group), who is paid by the Adviser and not by the Funds. Sosnoff Sheridan Weiser Corporation is controlled by Tom Sosnoff, its Director and President, and Scott Sheridan, it Director, Executive Vice-President and Secretary. The Corporation's address is 440 South LaSalle Street, Suite 2301, Chicago, Illinois 60605.

For further information about Sosnoff Sheridan Weiser Corporation, its officers and directors, response is incorporated by reference to IOCM's Form ADV, File No. 801-49181, dated May 17, 1995, as amended.

National Australia Bank Limited ("NAB") is a transnational banking organization headquartered at 333 Collins Street, Melbourne, Australia. NAB is a publicly owned company, whose shares are widely held and traded on the Australian Stock Exchange Limited. On February 4, 1995, the Board of Directors of MNC approved a definitive agreement for the acquisition (the "Merger") of MNC by NAB. Shareholders of MNC approved the Merger on June 2, 1995. As a result, MNC and its subsidiaries, including the Adviser, would become direct or indirect subsidiaries of NAB upon completion of the Merger. The Merger was completed on November 2, 1995 and Operations will continue to be conducted under the Michigan National Corporation and Michigan National

     For further information about NAB, its officers and directors, response is incorporated by reference to NAB's Form ADV, File No. 801-55308, dated May 1, 1998 as amended.

Item 27.  Principal Underwriters:

     (a)......Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant,  acts as principal  underwriter for the following  .........open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

                  (b)



              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Chairman, Chief
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer
Pittsburgh, PA 15222-3779                  Federated Securities Corp.

Arthur L. Cherry                           Director
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President -Institutional Sales
Federated Investors Tower                  and Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779


Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer and                            --
Federated Investors Tower                  Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                          Senior Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779






R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                           Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                             Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson                         Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

                  (c)      Not applicable.

Item 28.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

                  Independence One Mutual Funds      5800 Corporate Drive
                  (Registrant)                       Pittsburgh, PA 15237-7010

                  Federated Services Company         P.O. Box 8609
                  (Transfer Agent, Dividend         Boston, Massachusetts 02266-
                 Disbursing Agent and Portfolio      8609
                  Recordkeeper)

                  Federated Administrative Services  Federated Investors Tower
                  (Administrator)                    1001 Liberty Avenue
                                                     Pittsburgh, PA 15222-3779

                  Michigan National Bank             27777 Inkster Road
                  (Adviser)                          Mail Code 10-52
                                                     Farmington Hills, MI 48333

                  National Australia Asset           333 Collins Street
                    Management Ltd.                  Melbourne, Victoria 3000,

(Sub-Adviser to International Australia Equity Fund)

                  Independence One Capital           27777 Inkster Road
                    Management Corporation           Mail Code 10-52
                  (Sub-Adviser to U.S.               Farmington Hills, MI 48333
                    Government Securities
                    Fund)

                  Sosnoff Sheridan Corporation        440 South LaSalle Street
                  (Sub-Adviser to Equity Plus Fund   Suite 2301
                    and Small Cap Fund)               Chicago, IL 60605

                  Michigan National Bank               27777 Inkster Road
                  (Custodian)                          Mail Code 10-52
                                                      Farmington Hills, MI 48333

Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                                    SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, INDEPENDENCE ONE MUTUAL FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22cd day of September, 1999.

                                           INDEPENDENCE ONE MUTUAL FUNDS


                           BY:  /s/ C. Grant Anderson
                           C. Grant Anderson, Secretary
                           Attorney in Fact for Edward C. Gonzales
                           September 22, 1999





      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:




      NAME                                           TITLE                                       DATE

By:    /s/ C. Grant Anderson

      C. Grant Anderson                           Attorney In Fact                   September 22, 1999
      SECRETARY                                   For the Persons

                                                  Listed Below

      NAME                                           TITLE

Edward C. Gonzales*                               President and Treasurer
                            (Chief Executive Officer
                           and Principal Financial and
                               Accounting Officer)

Robert E. Baker*                                  Trustee

Harold Berry*                                     Trustee

Nathan Forbes*                                    Trustee

Harry J. Nederlander*                             Trustee

Thomas S. Wilson*                                 Trustee

* By Power of Attorney

